INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2018										2017

					Issuer Information

	Description of securities				Last financial statemets issued

Name and issuer	Face value	Amount	Cost	Book value	Main business	Date	Common stock	Net (loss) / income for the year / period	Shareholders’ equity	% of Common Stock	Book value

Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	118	5,798	Pipeline maintenance	09/30/2018	28	(689)	11,832	49.00	3,981

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	116	324	Pipeline construction and operation services	09/30/2018	237	(70)	661	49.00	543

Gas Link S.A.	$1	502,962	5,587	66,548	Pipeline construction and operation services	09/30/2018	1,026	30,918	145,949	49.00	51,400

Total				72,670							55,924